UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/04
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           -----------------------------------------------------
Address:   650 Fifth Avenue 6th Floor
           -----------------------------------------------------
           New York, NY 10019
           -----------------------------------------------------

Form 13F File Number: 28-05333
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Gulbir Madan
        -------------------------
Title:  General Partner
        -------------------------
Phone:  (212) 259-2669
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Gulbir Madan                       New York                       5/03/2004
----------------                       --------                       ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            8
                                         -----------
Form 13F Information Table Value Total:   $2,487,238
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
ATI Technologies, Inc          common           1941103     327200   20000          Sole             20000      0    0
Comcast Corporation            common class A   20030N200   557000   20000          Sole             20000      0    0
Intel Corp                     common           458140100   272000   10000          Sole             10000      0    0
JDS Uniphase Corporation       common           46612J101   142450   35000          Sole             35000      0    0
Liberty Media Corp New         common series A  530718105   492750   45000          Sole             45000      0    0
Reliance Inds Ltd Spon Gdr     common           759470107   247830   10000          Sole             10000      0    0
Satyam Computer Services       common           804098101   316008   15400          Sole             15400      0    0
Broadcom Corp May 40 Put       common class A   1113208QH   132000     400          Sole               400      0    0


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